Consolidated Statements of Changes in Equity ₨ in Millions, $ in Millions		INR (₨)		USD ($)	Adjustment on adoption of amendments to IAS 37 INR (₨)	Share capital, fully paid-up [member] INR (₨) shares	Share capital, fully paid-up [member] USD ($) shares	Share premium [member] INR (₨)	Share premium [member] USD ($)	Retained earnings [member] INR (₨)		Retained earnings [member] USD ($)	Retained earnings [member] Adjustment on adoption of amendments to IAS 37 INR (₨)	Share-based payment reserve [member] INR (₨)	Share-based payment reserve [member] USD ($)	Special Economic Zone Re-investment reserve [member] INR (₨)	Special Economic Zone Re-investment reserve [member] USD ($)	Foreign currency translation reserve [member] INR (₨)		Foreign currency translation reserve [member] USD ($)	[10]	Cash flow hedging reserves [member] INR (₨)		Cash flow hedging reserves [member] USD ($)	[11]	Other reserves [member] INR (₨)		Other reserves [member] USD ($)	[10]	Equity attributable to the equity holders of the Company [member] INR (₨)		Equity attributable to the equity holders of the Company [member] USD ($)	Equity attributable to the equity holders of the Company [member] Adjustment on adoption of amendments to IAS 37 INR (₨)	Non- controlling interest [member] INR (₨)	Non- controlling interest [member] USD ($)
Balance at the beginning of the year at Mar. 31, 2022		₨ 658,673				₨ 10,964		₨ 1,566		₨ 551,252				₨ 5,258		₨ 47,061		₨ 26,850	[1]			₨ 1,477				₨ 13,730	[1]			₨ 658,158				₨ 515
Beginning balance, shares at Mar. 31, 2022 | shares	[2]					5,482,070,115	5,482,070,115
Adjustment on adoption of amendments to IAS 37					₨ (51)								₨ (51)																				₨ (51)
Adjusted balance as at April 1, 2022		658,622				₨ 10,964		1,566		551,201				5,258		47,061		26,850	[1]			1,477				13,730	[1]			658,107				515
Adjusted balance as at April 1, 2022, shares | shares	[2]					5,482,070,115	5,482,070,115
Comprehensive income for the year
Profit for the year		113,665								113,500																				113,500				165
Other comprehensive income		11,095																16,405	[1]			(2,880)				(2,482)	[1]			11,043				52
Total comprehensive income for the year		124,760								113,500								16,405	[1]			(2,880)				(2,482)	[1]			124,543				217
Issue of equity shares on exercise of options		12				₨ 12		2,123						(2,123)																12
Issue of equity shares on exercise of options, shares | shares	[2]					5,847,626	5,847,626
Issue of shares by controlled trust on exercise of options	[2]									1,472				(1,472)
Compensation cost related to employee share-based payment		3,979								10				3,969																3,979
Transferred from/to Special Economic Zone re-investment reserve										258						(258)
Dividend		(5,477)	[3]							(5,477)	[3]																			(5,477)	[3]			0
Others		(143)																																(143)
Other transactions for the year		(1,629)				₨ 12		2,123		(3,737)				374		(258)														(1,486)				(143)
Other transactions for the year, shares | shares	[2]					5,847,626	5,847,626
Balance at the end of the year at Mar. 31, 2023		781,753				₨ 10,976		3,689		660,964				5,632		46,803		43,255	[1]			(1,403)	[4]			11,248	[1]			781,164				589
Ending balance, shares at Mar. 31, 2023 | shares	[2],[5]					5,487,917,741	5,487,917,741
Comprehensive income for the year
Profit for the year		111,121								110,452																				110,452				669
Other comprehensive income		7,127																4,006	[6]			1,981	[4]			1,305	[6]			7,292				(165)
Total comprehensive income for the year		118,248								110,452								4,006	[6]			1,981	[4]			1,305	[6]			117,744				504
Issue of equity shares on exercise of options		13				₨ 13		3,370						(3,370)																13
Issue of equity shares on exercise of options, shares | shares	[5]					6,883,426	6,883,426
Issue of shares by controlled trust on exercise of options	[5]									1,462				(1,462)
Compensation cost related to employee share-based payment		5,591								7				5,584																5,591
Transferred from/to Special Economic Zone re-investment reserve										4,674						(4,674)
Buyback of equity shares, including tax thereon	[7]	(144,783)				₨ (539)		(3,768)		(141,015)																539	[6]			(144,783)
Buyback of equity shares, including tax thereon, shares | shares	[7]					(269,662,921)	(269,662,921)
Transaction cost related to buyback of equity shares	[7]	(390)								(390)																				(390)
Financial liability on written put options	[8]	(4,238)																								(4,238)	[6]			(4,238)
Non-controlling interests on acquisition of subsidiary	[8]	472																																472
Dividend	[7]	(5,540)								(5,218)																				(5,218)				(322)
Transfer of shares pertaining to Non-controlling interests of subsidiary																		0
Others		97																																97
Other transactions for the year		(148,778)				₨ (526)		(398)		(140,480)				752		(4,674)										(3,699)	[6]			(149,025)				247
Other transactions for the year, shares | shares	[5]					(262,779,495)	(262,779,495)
Balance at the end of the year at Mar. 31, 2024		751,223				₨ 10,450		3,291		630,936				6,384		42,129		47,261	[6]			578	[4]			8,854	[6]			749,883				1,340
Ending balance, shares at Mar. 31, 2024 | shares	[5],[9]					5,225,138,246	5,225,138,246
Comprehensive income for the year
Profit for the year		132,180		$ 1,547						131,354																				131,354				826
Other comprehensive income		4,263		50														7,253	[10]			(788)	[11]			(2,224)	[10]			4,241				22
Total comprehensive income for the year		136,443		1,597						131,354								7,253	[10]			(788)	[11]			(2,224)	[10]			135,595				848
Issue of equity shares on exercise of options		27				₨ 27		4,950						(4,950)																27
Issue of equity shares on exercise of options, shares | shares	[9]					13,628,596	13,628,596
Bonus issue of equity shares	[12]					₨ 10,467		(5,613)		(3,193)																(1,661)	[10]
Bonus issue of equity shares, shares | shares	[9],[12]					5,233,369,207	5,233,369,207
Compensation cost related to employee share-based payment		5,551								0				5,551																5,551
Transferred from/to Special Economic Zone re-investment reserve										14,351						(14,351)
Dividend	[12]	(62,750)								(62,750)																				(62,750)				0
Transfer from Other components of equity	[10]									5,754																(5,754)
Transfer of shares pertaining to Non-controlling interests of subsidiary										25								(14)	[10]							(8)	[10]			3				(3)
Others		(47)																																(47)
Other transactions for the year		(57,219)				₨ 10,494		(663)		(45,813)				601		(14,351)		(14)	[10]							(7,423)	[10]			(57,169)				(50)
Other transactions for the year, shares | shares	[9]					5,246,997,803	5,246,997,803
Balance at the end of the year at Mar. 31, 2025		₨ 830,447		$ 9,721		₨ 20,944	$ 245	₨ 2,628	$ 31	₨ 716,477		$ 8,387		₨ 6,985	$ 82	₨ 27,778	$ 325	₨ 54,500		$ 638		₨ (210)	[11]	$ (3)		₨ (793)	[10]	$ (9)		₨ 828,309		$ 9,696		₨ 2,138	$ 25
Ending balance, shares at Mar. 31, 2025 | shares	[9]					10,472,136,049	10,472,136,049

[1]	Refer to Note 20
[2]	Includes 9,895,836 treasury shares held as at March 31, 2023 by a controlled trust. 4,793,893 shares have been transferred by the controlled trust to eligible employees on exercise of options during the year ended March 31, 2023.
[3]	Refer to Note 22
[4]	Refer to Note 19
[5]	Includes 5,952,740 treasury shares held as at March 31, 2024 by a controlled trust. 3,943,096 shares have been transferred by the controlled trust to eligible employees on exercise of options during the year ended March 31, 2024.
[6]	Refer to Note 20
[7]	Refer to Note 22
[8]	Refer to Note 7
[9]	Includes 11,905,480 treasury shares held as at March 31, 2025 by a controlled trust.
[10]	Refer to Note 20
[11]	Refer to Note 19
[12]	Refer to Note 22